ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable, net
Accounts receivable	¥ 4,590,098	¥ 6,814,416
Allowance for credit losses	(1,498,651)	(1,517,099)	¥ (1,566,129)	¥ (1,951,419)
Accounts receivable, net	3,091,447	5,297,317
New home transaction services
Accounts receivable, net
Accounts receivable	3,558,480	5,863,587
Allowance for credit losses	(1,200,000)	(1,300,000)
Existing home transaction services
Accounts receivable, net
Accounts receivable	463,634	546,658
Home renovation and furnishing
Accounts receivable, net
Accounts receivable	407,180	265,355
Home rental services
Accounts receivable, net
Accounts receivable	54,531	52,135
Emerging and other services
Accounts receivable, net
Accounts receivable	¥ 106,273	¥ 86,681